Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial instruments fair value	$ 665,242	$ 368,574
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	3,691,084	1,681,223
Financial instruments fair value	597,882	346,130
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	54,460	9,241
Financial instruments fair value	54,460	9,241
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,103,724	1,098,602
Financial instruments fair value	$ 12,900	$ 13,203